Shareholder Fees {- Fidelity SAI Tax-Free Bond Fund}	Apr. 01, 2021 USD ($)
01.31 Fidelity SAI Tax-Free Bond Fund_PRO-05 | Fidelity SAI Tax-Free Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none